Organization and Description of Business	12 Months Ended
Jan. 31, 2022
Organization and Description of Business

(1) Organization and Description of Business

The Company

Skillsoft Corp. (“Successor”)

On October 12, 2020, Software Luxembourg Holding S.A. (“Software Luxembourg” or “Predecessor (SLH)”) and Churchill Capital Corp II, a Delaware corporation (“Churchill”), entered into an Agreement and Plan of Merger (the “Skillsoft Merger Agreement”) by and between Churchill and Software Luxembourg. Pursuant to the terms of the Skillsoft Merger Agreement, a business combination between Churchill and Software Luxembourg was effected through the merger of Software Luxembourg with and into Churchill (the “Skillsoft Merger”), with Churchill being the surviving company. At the effective time of the Skillsoft Merger (the “Effective Time”), (a) each Class A share of Software Luxembourg, with nominal value of $0.01 per share (“Skillsoft Class A Shares”), outstanding immediately prior to the Effective Time, was automatically canceled and Churchill issued as consideration therefor (i) such number of shares of Churchill’s Class A common stock, par value $0.0001 per share (the “Churchill Class A common stock”) as would be transferred pursuant to the Class A First Lien Exchange Ratio (as defined in the Skillsoft Merger Agreement), and (ii) Churchill’s Class C common stock, par value $0.0001 per share (the “Churchill Class C common stock”), as would be transferred pursuant to the Class C Exchange Ratio (as defined in the Skillsoft Merger Agreement), and (b) each Class B share of Software Luxembourg, with nominal value of $0.01 per share (“Skillsoft Class B Shares”), was automatically canceled and Churchill issued as consideration therefor such number of shares of Churchill Class A common stock equal to the Per Class B Share Merger Consideration (as defined in the Skillsoft Merger Agreement). Immediately following the Effective Time, Churchill redeemed all of the shares of Class C common stock issued to the holders of Skillsoft Class A Shares for an aggregate redemption price of (i) $505,000,000 in cash and (ii) indebtedness under the Existing Second Out Credit Agreement (as defined in the Skillsoft Merger Agreement), as amended by the Existing Second Out Credit Agreement Amendment (as defined in the Skillsoft Merger Agreement), in the aggregate principal amount equal to the sum of $20,000,000 to be issued by the Surviving Corporation (as defined in the Skillsoft Merger Agreement) or one of its subsidiaries, in each case, pro rata among the holders of Churchill Class C common stock issued in connection with the Skillsoft Merger.

As part of the closing of the Skillsoft Merger, the Company consummated the PIPE investments and issued 53,000,000 shares of its Class A common stock and warrants to purchase 16,666,667 shares of its Class A common Stock for aggregate gross proceeds of $530 million. In connection with the consummation of these investments, the Company reclassified amounts recorded for stock subscriptions and warrants which previously had been accounted for as liabilities of $78.2 million as additional paid in capital.

On June 11, 2021 (“acquisition date”), Churchill completed its acquisition of Software Luxembourg, and changed its corporate name from Churchill to Skillsoft Corp. (the “Company”). In addition, the Company changed its fiscal year end from December 31 to January 31.

On June 11, 2021, the Company completed the acquisition of Albert DE Holdings Inc. (“Global Knowledge” and such acquisition, the “Global Knowledge Merger”), a worldwide leader in IT and professional skills development.

Software Luxembourg Holding (“Predecessor (SLH)”) and Pointwell Limited (“Predecessor (PL)”)

Software Luxembourg, a public limited liability company incorporated and organized under the laws of the Grand Duchy of Luxembourg, was established on August 27, 2020 for the purpose of acquiring the ownership interest in Pointwell Limited (“Pointwell”), an Irish private limited company, through a plan of reorganization under Chapter 11 subsequent to August 27, 2020. Pointwell is a wholly owned subsidiary of Software Luxembourg, held indirectly through two holding companies, Software Luxembourg Intermediate S.à r.l. and Software Luxembourg Acquisition S.à r.l, both private limited liability companies incorporated and organized under the laws of the Grandy Duchy of Luxembourg. Prior to August 28, 2020, Pointwell had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à r.l., with an ultimate parent company of Evergreen Skills Top Holding Lux, both private limited liability companies incorporated and organized under the laws of the Grand Duchy of Luxembourg.

Successor and Predecessor Periods

The Skillsoft Merger was considered a business combination under ASC 805, Business Combinations and will be accounted for using the acquisition method of accounting, whereby Churchill was determined to be the accounting acquirer and Software Luxembourg Holding was determined to be the predecessor for financial reporting purposes. References to “Successor” or “Successor Company” relate to the consolidated financial position and results of operations of Skillsoft subsequent to June 11, 2021, the date when the acquisitions of Predecessor (SLH) and Global Knowledge were completed. References to “Predecessor (SLH)” relate to the consolidated financial position and results of operations of Software Luxembourg Holding between August 28, 2020 and June 11, 2021 (its last date of operations prior to the merger). Operating results for the acquired business on June 11, 2021 were credited to the Predecessor (SLH) in the accompanying consolidated statement of operations. The funds received from the PIPE investments and transferred for the business combinations closing on June 11, 2021 are recorded in the Successor period of the consolidated statement of cash flows. References to “Predecessor (PL)”, the predecessor of Predecessor (SLH), relate to the consolidated financial position and results of operations of Pointwell prior to August 28, 2020.

In the accompanying footnotes references to “the Company” relate to Successor, Predecessor (SLH) and Predecessor (PL) for the same periods.

Description of Business

The Company provides, through its Skillsoft and Global Knowledge (“GK”) brand names, enterprise learning solutions designed to prepare organizations for the future of work, overcome critical skill gaps, drive demonstrable behavior-change, and unlock the potential in their people. Skillsoft offers a comprehensive suite of premium, original, and authorized partner content, featuring one of the broadest and deepest libraries of leadership & business, technology & developer, and compliance curricula. With access to a broad spectrum of learning options (including video, audio, books, bootcamps, live events, and practice labs), organizations can meaningfully increase learner engagement and retention. Skillsoft’s offerings are delivered through Percipio, the Company’s award-winning, AI-driven, immersive learning platform purpose built to make learning easier, more accessible, and more effective.

References in the accompanying footnotes to the Company’s fiscal year refer to the fiscal year ended January 31 of that year (e.g., fiscal 2022 is the fiscal year ended January 31, 2022).

Basis of Financial Statement Preparation

The accompanying consolidated financial statements include the accounts of Skillsoft (Successor), Software Luxembourg (Predecessor (SLH)) and Pointwell (Predecessor (PL)) and their wholly owned subsidiaries. We prepared the accompanying consolidated financial statements in accordance with the instructions for Form 10-K and Article 10 of Regulation S-X and, therefore, include all information and footnotes necessary for a complete presentation of operations, comprehensive income (loss), financial position, changes in stockholders’ equity (deficit) and cash flows in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS” Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

On June 12, 2022, Skillsoft entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among Skillsoft, Skillsoft (US) Corporation (“Seller”), Amber Holding Inc. (“SumTotal”), and Cornerstone OnDemand, Inc. (“Buyer”), pursuant to which, subject to the certain terms and conditions contained therein, Seller agreed to sell, and Buyer agreed to purchase, all of Seller’s right, title and interest in and to one hundred percent (100%) of the outstanding shares of capital stock of SumTotal. The sale was completed on August 15, 2022. Skillsoft received net proceeds of $172.0 million on August 15, 2022, pending final closing adjustments.

The Company determined that the sale of SumTotal business met the criteria to be classified as discontinued operations, and its assets and liabilities held for sale as of June 12, 2022. The Company classified the assets and liabilities of the discontinued operations as held for sale in its consolidated balance sheets at the lower of carrying amount or fair value less cost to sell. Classification for the assets and liabilities in comparative periods retained their previous classification as current or long-term. No losses were recognized upon classification of the discontinued operations assets and liabilities as held for sale. Depreciation and amortization ceased on assets classified as held for sale. The operating results of SumTotal are reported as discontinued operations, for all periods presented, as the disposition reflects a strategic shift that has, or will have, a major effect on the Company’s operations and financial results.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from our estimates.